Stradley Ronon Stevens & Young, LLP

191 N. Wacker Drive

Suite 1601

Chicago, IL 60606

November 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen Floating Rate Income Fund

Ladies and Gentlemen:

On behalf of the Nuveen Floating Rate Income Fund (the “Fund”), we are transmitting for electronic filing Pre-effective amendment no. 3 to the Fund’s Registration Statement on Form N-2 (333-212355; 811-21494) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein. The Registration Statement relates to a proposed shelf offering of Term Preferred Shares by the Fund.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 964-3502 with any question or comments concerning these materials.

Very truly yours,

/s/ David P. Glatz
David P. Glatz

Copies to:

E. Fess (w/encl.)

K. McCarthy (w/encl.)